Long-term investments, net	12 Months Ended
Dec. 31, 2015
Long-term investments, net
Long-term investments, net

7.Long-term investments, net

The Company’s long-term investments consist of cost method investments and equity method investments.

The carrying amount of the Company’s cost method investments was RMB103,175 and RMB630,602 (US$97,348) as of December 31, 2014 and 2015, respectively. The increase in balance from 2014 was primarily due to additional investment made in 2015.

The carrying amount of the Company’s equity method investments was nil and RMB82,365 (US$12,715) as of December 31, 2014 and 2015, respectively. The Company shared loss of nil, nil and RMB5,840 (US$902) from its equity method investments during the years ended December 31, 2013, 2014 and 2015, respectively.

The Company recognized impairment charge of nil, nil and RMB39,425 (US$6,086) in 2013, 2014 and 2015, respectively, for certain cost method investees  as their financial positions and performance are deteriorating and the Company does not expect them to generate any positive future cash flows.